FINANCIAL INSTRUMENTS - Amounts Related to Items Designated as Hedged Items (Details) - Net investment in IPG (US) Holdings, Inc. - Hedges of net investment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
(Loss)/gain from change in value of IPG (US) Holdings, Inc. used for calculating hedge ineffectiveness	$ (10,280)	$ 9,421
Cumulative gain (loss) included in foreign currency translation reserve in OCI	$ 859	$ (9,421)